Annual Fund Operating Expenses - AZL Fidelity Institutional Asset Management Total Bond Fund	Apr. 30, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.83%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%